Dividends - Additional Information (Details) - Interim $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	Feb. 21, 2020 USD ($)	Feb. 21, 2020 HKD ($)	Jan. 17, 2020 $ / shares	Jan. 17, 2020 USD ($) $ / shares		Jan. 18, 2019 $ / shares	Jan. 18, 2019 USD ($) $ / shares		Jan. 19, 2018 $ / shares	Jan. 19, 2018 USD ($) $ / shares
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares per share | (per share)			$ 0.99	$ 0.127		$ 0.99	$ 0.127		$ 0.99	$ 0.127
Dividends paid, ordinary shares	$ 1,030	$ 8,010		$ 1,025	[1]		$ 1,023	[1]		$ 1,023	[1]

[1]	The 2019 interim dividend, the 2018 interim and final dividend, the 2017 interim and final dividend were not recognized as a liability as at December 31, 2019, 2018 and 2017, respectively. They were reflected as appropriation of reserves during 2020, 2019 and 2018, respectively.